Hennessy Focus Fund
Hennessy Focus Fund
Investment Objective
The Hennessy Focus Fund seeks capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hennessy Focus Fund	Investor Class	Institutional Class
Sales charge (load)	none	none
Redemption fee	none	none
Exchange fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hennessy Focus Fund		Investor Class		Institutional Class
Management Fees		0.90%		0.90%
Distribution and Service (12b-1) Fees		0.15%	[1]	none
Other Expenses	[2]	0.41%		0.20%
Shareholder Servicing		0.10%		none
All Remaining Other Expenses		0.31%		0.20%
Total Annual Fund Operating Expenses		1.46%		1.10%
[1]	"Distribution and Service (12b-1) Fees" have been restated to reflect a reduction in the amount of such fees from 0.25% to 0.15%, which is effective as of March 1, 2015. Because of this restatement, the "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report.
[2]	"Other Expenses" have been restated to reflect the implementation of a shareholder servicing agreement, which is effective as of March 1, 2015, and to reflect current fees included in "All Remaining Other Expenses." Because of this restatement, the "Total Annual Fund Operating Expenses" do not correlate to the ratio of expenses to average net assets shown in the Fund's most recent annual report. "Other Expenses" include acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE
This Example is intended to help you compare the cost of investing in shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example Hennessy Focus Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class	149	462	797	1,746
Institutional Class	112	350	606	1,340

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy
Under normal circumstances, the Fund invests primarily in U.S. securities.  In addition, the Fund may invest in foreign companies traded in the U.S. on a national securities exchange or national securities association, including American Depositary Receipts, and foreign companies traded on a foreign exchange.  Investments will consist primarily of common stocks, but may include preferred stocks, warrants, options, equity-like instruments and debt instruments.  The Portfolio Managers invest in the stocks of companies of any size without regard to market capitalization.

The Portfolio Managers implement the Fund’s strategy by focusing on companies whose valuations in the market are modest, that earn higher than average economic returns, are well managed and have ample opportunity to reinvest excess profits at above average rates.  Once a potential investment is identified, the Portfolio Managers attempt to purchase shares at a price they believe represents a discount to a conservative estimate of the company’s intrinsic value.

The Fund may from time to time hold a significant portion of its portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.  During declining markets, holding larger than usual cash reserves may allow the Fund to purchase securities at a discount.

Principal Risks
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Small- and Medium-Sized Companies Risk:  The Fund invests in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a more limited number of issuers), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund. Thus, the Fund may be more volatile because each stock in which it invests could have greater impact on the Fund’s performance.

Foreign Securities Risk:  The Fund may invest in the securities of foreign issuers listed on foreign exchanges, as well as foreign issuers listed on U.S. stock exchanges or associations through American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers. There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies. Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

Performance Information
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of an index that reflects a broad measure of market performance, the Russell 3000® Index, as well as an additional index that reflects the types of securities in which the Fund invests, the Russell MidCap® Growth Index.  For additional information on these indices, please see “Index Descriptions” on page 66 of this Prospectus.  The Fund is the successor to the FBR Focus Fund (the “Predecessor Focus Fund”). The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Focus Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Prior to January 1, 2008, the Fund operated pursuant to a different investment strategy.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY FOCUS FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 19.82% for the quarter ended June 30, 2009 and the lowest quarterly return was -16.38% for the quarter ended December 31, 2008.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2014)
Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses and inception dates.
Average Annual Returns Hennessy Focus Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Hennessy Focus Fund - Investor Return before taxes	10.20%	17.56%	10.41%
Institutional Class	Hennessy Focus Fund - Institutional Return before taxes	10.55%	17.89%	10.65%
After Taxes on Distributions Investor Class	Hennessy Focus Fund - Investor Return after taxes on distributions	8.27%	16.28%	9.51%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Hennessy Focus Fund - Investor Return after taxes on distributions and sale of Fund shares	7.31%	14.29%	8.54%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%	15.63%	7.94%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)	11.90%	16.94%	9.43%

We use the Russell MidCap® Growth Index as an additional index because it compares the Fund’s performance with the returns of an index holding investments similar to those of the Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class is May 30, 2008.  Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.